UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Tax Exempt Intermediate Bond Fund
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--96.4%	Amount ($)	Value ($)

New York--91.6%

Battery Park City Authority, Senior Revenue
5.25%, 11/1/2015	4,350,000	4,806,793

Brewster Central School District
5%, 4/15/2018 (Insured; FSA)	1,000,000	1,084,980

Buffalo:
5%, 12/1/2012 (Insured; FGIC)	1,800,000	1,924,110
5.125%, 12/1/2014 (Insured; FGIC)	2,820,000	3,032,431

Buffalo Fiscal Stability Authority
Sales Tax and State Aid Secured Bonds
5%, 9/1/2019 (Insured; MBIA)	1,985,000	2,146,420

Cattaraugus County Industrial Development Agency
Civic Facility Revenue
(Saint Bonaventure University Project)
5%, 9/15/2009	745,000	765,055
5%, 9/15/2009	1,055,000	1,083,401
5%, 9/15/2010	740,000	761,075
5%, 9/15/2010	1,110,000	1,141,613
5%, 9/15/2011	825,000	846,475
5%, 9/15/2011	1,160,000	1,190,195
5%, 9/15/2012	1,225,000	1,251,827

City School District of the City of Niagara Falls
COP (High School Facility)
5.625%, 6/15/2013 (Insured; MBIA)	2,045,000	2,302,547
5%, 6/15/2019 (Insured; FSA)	3,250,000	3,480,523

Dutchess County Industrial Developmen
Agency, IDR (IBM Project)
5.45%, 12/1/2009	3,000,000	3,165,960

Erie County, Public Improvemen
5.25%, 4/1/2018 (Insured; MBIA)	2,000,000	2,198,860

Hempstead Town Industrial
Development Agency
Civil Facility Revenue (Hofstra University
Civic Facility)
5.25%, 7/1/2018	1,730,000	1,846,464
RRR (American Ref Fuel Project)
5%, 6/1/2010	5,000,000	5,205,600

Huntington Housing Authority,
Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences
5.50%, 5/1/2009	1,475,000	1,505,400

Long Island Power Authority,
Electric System General Revenue
5.50%, 12/1/2011 (Insured; AMBAC)	5,000,000	5,484,350
5.25%, 12/1/2014 (Insured; MBIA)	2,700,000	2,984,958

Metropolitan Transportation Authority
Dedicated Tax Fund
5%, 11/15/2009 (Insured; FSA)	1,400,000	1,472,870
State Service Contract
5.50%, 1/1/2014 (Insured; MBIA)	5,000,000	5,587,650
Transit Revenue:
5.125%, 1/1/2012 (Insured; FSA)	1,830,000 a	1,981,268
5.125%, 7/1/2012 (Insured; FSA)	3,820,000 a	4,155,396

Nassau County, General Improvement
5.10%, 11/1/2007 (Insured; AMBAC)	3,725,000 a	3,900,112
5.75%, 3/1/2010 (Insured; FSA)	4,955,000 a	5,379,743

Nassau County Health Care Corp.,
Health System Revenue
6%, 8/1/2009 (Insured; FSA)	4,000,000 a	4,400,880

New York City:
5.25%, 8/1/2008	3,645,000	3,790,399
5%, 11/1/2012	2,000,000	2,136,820
5.25%, 8/1/2017	2,295,000	2,490,718
5.25%, 10/15/2019	5,000,000	5,378,350
5.25%, 10/15/2019 (Insured; FSA)	1,450,000	1,581,848
5%, 4/1/2020	3,500,000	3,716,475
5%, 8/1/2020	2,000,000	2,127,420

New York City Health and Hospital Corp.,
Health System Revenue
5.25%, 2/15/2017	1,550,000	1,608,636

New York City Housing Development Corp.
Capital Fund Program Revenue
(New York City Housing Authority Program)
5%, 7/1/2016 (Insured; FGIC)	4,000,000	4,325,240

New York City Industrial Development Agency
Civic Facility Revenue
(College of Aeronautics Project):
5.10%, 5/1/2008	500,000	510,085
5.25%, 5/1/2010	555,000	576,318
5.30%, 5/1/2011	585,000	606,399
(United Jewish Appeal Federation Project)
5%, 7/1/2012	1,460,000	1,568,478
5.25%, 7/1/2015	1,640,000	1,805,476
5.25%, 7/1/2016	1,780,000	1,962,272
Special Facility Revenue
(American Airlines, Inc. John F. Kennedy
International Airport Project):
7.125%, 8/1/2011	2,750,000	2,825,432
7.50%, 8/1/2016	1,500,000	1,598,160
(Terminal One Group Association, L.P. Project):
5.50%, 1/1/2016	2,000,000	2,169,920
5.50%, 1/1/2018	2,830,000	3,056,343

New York City Municipal Water Finance
Authority, Water and Sewer System Revenue
5.375%, 6/15/2016	1,500,000	1,639,110

New York City Transit Authority
Metropolitan Transportation Authority
Triborough Bridge and Tunnel Authority, COP
5.625%, 1/1/2013 (Insured; AMBAC)	2,675,000	2,897,426

New York City Transitional Finance Authority, Revenue
5.25%, 11/1/2011 (Insured; MBIA)	2,260,000	2,451,558
(Future Tax Secured):
5.25%, 5/15/2009	3,000,000 a	3,194,370
5.75%, 2/15/2010	2,115,000 a	2,313,049
5.75%, 2/15/2010	2,885,000 a	3,155,151
5.25%, 8/1/2011 (Insured; FSA)	2,000,000	2,164,340

New York Convention Center Development Corp., Revenue
(Hotel Unit Fee Secured)
5%, 11/15/2018 (Insured; AMBAC)	3,440,000	3,733,191

New York State Dormitory Authority, Revenue
(Carmel Richmond Nursing Home)
5%, 7/1/2015 (LOC; Allied Irish Bank PLC)	2,000,000	2,081,620
(Catholic Health - Long Island Obligation Group)
5%, 7/1/2010	1,370,000	1,419,060
5%, 7/1/2011	1,585,000	1,646,181
(City University)
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000	2,176,760
(Columbia University)
5.375%, 7/1/2012	1,000,000 a	1,099,790
5%, 7/1/2014	4,500,000	4,928,220
5.25%, 7/1/2017	4,000,000	4,502,920
(FIT Student Housing Corp.)
5.25%, 7/1/2016 (Insured; FGIC)	3,755,000	4,126,858
Hospital Insured Mortgage:
5%, 8/15/2009 (Insured; FSA)	4,000,000	4,178,520
5.25%, 8/15/2013 (Insured; FSA)	3,000,000	3,265,710
Lease (Court Facilities - Westchester County)
5%, 8/1/2010	5,570,000	5,847,720
(Lenox Hill Hospital Obligation Group
5.75%, 7/1/2015	1,000,000	1,034,220
(Manhattan College):
5.50%, 7/1/2012 (Insured; Radian)	1,450,000	1,581,037
5.50%, 7/1/2013 (Insured; Radian)	2,605,000	2,845,051
(Mental Health Services Facilities Improvement):
6%, 8/15/2006	10,000	10,124
5.25%, 2/15/2014	2,305,000 a	2,541,101
5.25%, 2/15/2018	445,000	480,564
(Mount Sinai NYU Health Obligated Group)
5%, 7/11/2011	1,000,000	1,016,160
5%, 7/11/2013	1,000,000	1,012,820
(Municipal Health Facilities Improvement Program)
5.50%, 1/15/2013 (Insured; FSA)	1,350,000	1,466,694
(New York Methodist Hospital):
5.25%, 7/1/2016	2,055,000	2,211,406
5.25%, 7/1/2018	750,000	805,162
5.25%, 7/1/2019	1,395,000	1,495,579
(North Shore Long Island Jewish Group)
5%, 5/1/2018	3,280,000	3,427,469
(NYSARC Inc.)
5%, 7/1/2012 (Insured; FSA)	1,100,000	1,184,304
(Park Ridge Housing Inc.)
6.125%, 8/1/2015 (Collateralized; FNMA)	2,875,000	3,117,995
(Rivington House)
5.25%, 11/1/2012 (Collateralized; SONYMA)	1,000,000	1,084,420
(Saint Barnabas)
5.25%, 8/1/2015 (Insured; AMBAC)	2,135,000	2,288,955
(Schools Program):
5.25%, 7/1/2010 (Insured; MBIA)	1,670,000	1,778,650
5.25%, 7/1/2011	1,435,000	1,513,925
Secured Hospita
(Interfaith Medical Center)
5.375%, 2/15/2012 (Insured; MBIA)	3,340,000	3,494,508
(South Nassau Communities Hospital)
5%, 7/1/2008	1,490,000	1,529,291
5.25%, 7/1/2010	1,465,000	1,536,653
State Personal Income Tax
(Education) 5.375%, 3/15/2013	5,000,000 a	5,537,800
(State Service Contract - Albany County)
5.25%, 4/1/2008	1,210,000 a	1,266,943
5.10%, 4/1/2010	2,310,000	2,399,397
(State University Educational Facility
5.25%, 5/15/2013 (Insured; FGIC)	2,500,000	2,720,450
(Upstate Community Colleges
5.25%, 7/1/2018	2,000,000	2,166,140

New York State Environmental Facilities Corp.
Revenue (Personal Income Tax
5.375%, 1/1/2015 (Insured; FGIC)	1,000,000	1,093,740
SWDR (Waste Management Inc. Project)
4.45%, 7/1/2009	2,000,000	2,019,060

New York State Housing Finance Agency, Revenue
(Service Contract Obligation)
5.25%, 3/15/2011	3,465,000	3,600,412
State Personal Income Tax
(Economic Development and Housing
5%, 9/15/2020 (Insured; FGIC)	1,270,000	1,358,125

New York State Local Governmen
Assistance Corp.
5.25%, 4/1/2016 (Insured; MBIA)	1,480,000	1,638,538

New York State Municipal Bond Bank Agency
Special School Purpose Revenue
(Prior Year Claims) 5.25%, 12/1/2010	2,645,000	2,831,393

New York State Thruway Authority
(Highway and Bridge Trust Fund)
5.75%, 4/1/2010 (Insured; FGIC)	2,000,000 a	2,191,860
5.25%, 4/1/2012 (Insured; FSA)	3,500,000 a	3,822,245
7.338%, 4/1/2018 (Insured; AMBAC)	2,500,000 b,c	2,921,850

New York State Urban Development Corp.
Corporate Purpose - Subordinated Lien
5.125%, 7/1/2018	4,550,000	4,891,387

Niagara County Industrial Development Agency
SWDR (American Ref Fuel Co.)
5.625%, 11/15/2014	1,350,000	1,423,467

Orange County Industrial Development Agency
Life Care Community Revenue
(The Glen Arden Inc. Project)
5.35%, 1/1/2007	225,000	226,105

Port Authority of New York and New Jersey
(Consolidated Bonds 142nd Series
5%, 7/15/2018	5,000,000	5,410,950
Special Obligation Revenue
(Special Project - JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,885,000	3,060,841
6.25%, 12/1/2009 (Insured; MBIA)	1,200,000	1,297,392

Rensselaer Industrial Development Agency
IDR (Albany International Corp.)
7.55%, 6/1/2007 (LOC; Fleet Trust Co.)	2,000,000	2,088,320

Suffolk County Judicial Facilities Agency
Service Agreement Revenue
(John P Cohalan Complex)
5%, 4/15/2016 (Insured; AMBAC)	2,720,000	2,877,352

34th Street Partnership Inc.,
34th Street Business Improvement District
Capital Improvement
5%, 1/1/2018	1,200,000	1,275,948

Tobacco Settlement Financing Corp. of New York
Asset Backed Revenue
5%, 6/1/2011	1,000,000	1,004,060
5.50%, 6/1/2018	4,775,000	5,210,576
5.50%, 6/1/2021	3,000,000	3,285,810

Triborough Bridge and Tunnel Authorit
Special Obligation
5.125%, 1/1/2014 (Insured; MBIA)	3,000,000 a	3,293,880

Westchester County Industrial Development Agency
RRR Equity (Westchester Resco Co. Project)
5.50%, 7/1/2009	2,650,000	2,718,688

Westchester Tobacco Asset Securitization Corp.
Tobacco Settlement Asset-Backed Bonds
4.50%, 6/1/2021	3,000,000	2,982,780

Yonkers, GO
5.25%, 6/1/2009 (Insured; AMBAC)	2,110,000 a	2,246,749

U.S. Related--4.8%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Asset Backed Bonds
5.75%, 7/1/2010	2,000,000 a	2,179,280
5.75%, 7/1/2010	3,000,000 a	3,268,920

Guam Waterworks Authority
Water and Wastewater System Revenue
5.50%, 7/1/2016	1,000,000	1,062,580

Puerto Rico Public Buildings Authority
(Government Facilities)
5%, 7/1/2012 (Insured; AMBAC)	2,000,000	2,140,420

Puerto Rico Public Finance Corp.,
(Commonwealth Appropriation
5.75%, 2/1/2012	2,000,000	2,175,020

Virgin Islands Water and Power Authority,
Electric System
5.125%, 7/1/2011 (Insured; Radian)	4,230,000	4,394,885

Total Long-Term Municipal Investments
(cost $298,061,890)		307,282,750

Short-Term Municipal Investments--2.6%

New York;

Long Island Power Authority
Electric System Revenue
2.93% (LOC; Bayerische Landesbank)		2,200,000 d	2,200,000

New York City, GO:
2.85% (Insured; AMBAC and Liquidity Facility;
JPMorgan Chase Bank)		1,100,000 d	1,100,000
2.93% (LOC; The Bank of New York)		1,600,000 d	1,600,000

New York City Transitional Finance Authority
(Future Tax Secured) 2.94% (Liquidity Facility
Bayerische Landesbank)		3,500,000 d	3,500,000

Total Short-Term Municipal Investments
(cost $8,400,000)			8,400,000

Total Investments (cost $306,461,890)		99.0%	315,682,750

Cash and Receivables (Net)		1.0%	3,135,247

Net Assets		100.0%	318,817,997

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenu
FGIC	Financial Guaranty Insurance Compan
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contrac
GNMA	Government National Mortgage Associatio
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenu
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statements of Investments

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically
c Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $2,921,850 or .9% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	April 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)